Subsequent Events (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events

Note 15 – Subsequent Events

Common Stock Exchanged for Debt, Officer

On September 4, 2019, the Company’s CEO purchased 400,000 shares of common stock at a price of $0.50 per share. The consideration for such shares was paid by the cancellation of $200,000 of outstanding indebtedness of the Company to the CEO under a promissory note, dated February 13, 2019.

Common Stock Sales

On various dates between July 18, 2019 and September 4, 2019, the Company sold an aggregate of 4,109,000 shares of common stock at a price of $0.50 per share for total cash proceeds of $2,054,500.

Common Stock Options Exercised

On August 28, 2019, a total of 51,040 shares of common stock were issued upon exercise on a cashless basis of options to purchase 58,331 shares of common stock at a price $0.50 per share.

Debt Exchange

On July 22, 2019, the Company exchanged two outstanding demand notes bearing 6% interest (See Note 11), in the aggregate amount of $207,332, consisting of $200,000 of principal and $7,332 of accrued interest, for a convertible promissory note in the principal amount of $207,332, bearing 6% interest, due on demand and convertible into common stock at a fixed conversion price of $0.50 per share.

OWP Ventures, Inc. [Member]
Subsequent Events

Note 16 – Subsequent Events

Promissory Notes, Related Party

On various dates between October 25, 2018 and November 23, 2018, our CEO advanced funds to the Company totaling $307,141 under short-term unsecured demand loans, bearing interest at 6% per annum. On February 13, 2019, these promissory notes were exchanged for an amended and restated promissory note in the principal amount of $307,141 (the “Amended Note”). The Amended Note bears interest at 6% and is payable upon the earlier of (i) a public or private offering of its equity securities, resulting in gross proceeds of at least $5,000,000, or (ii) February 13, 2022.

Convertible Promissory Note

On January 14, 2019, the Company received proceeds of $500,000 on an unsecured convertible promissory note that carries a 6% interest rate from The Sanguine Group LLC. The Note was due January 14, 2022. In the event that the Company consummated the closing of a public or private offering of its equity securities, resulting in gross proceeds of at least $500,000 (“Qualified Financing”) at any time prior to the repayment of this note, then the outstanding principal and unpaid interest would automatically be converted into such equity securities at a conversion price equal to the lesser of (i) eighty percent (80%) of the purchase price paid by the investors purchasing the equity securities in the Qualified Financing, or (ii) $0.424 per share. The Company’s obligations under this Note were secured by a lien on the assets of the Company. A Qualified Financing subsequently occurred on February 4, 2019, at which time the principal and interest were converted into 1,253,493 shares of the Company’s common stock.

Common Stock Sales

On various dates between January 3, 2019 and February 19, 2019, the Company sold an aggregate 3,900,000 shares of common stock at $0.50 per share for total proceeds of $1,950,000.

Common Stock Options Issued for Services

On February 8, 2019, the Company awarded cashless options to a service provider to acquire up to 100,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 8,333 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 8,337 shares on the one-year anniversary of the effective date.

On February 8, 2019, the Company awarded cashless options to one of our directors to acquire up to 125,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 10,416 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 10,424 shares on the one-year anniversary of the effective date.

On January 28, 2019, the Company awarded cashless options to a service provider to acquire up to 500,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 41,666 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 41,674 shares on the one-year anniversary of the effective date.

On January 28, 2019, the Company awarded cashless options to a service provider to acquire up to 100,000 shares of common stock, exercisable at $0.50 per share over a thirty-six (36) month period from the origination date. The options vest as to (i) 8,333 shares on the 8th day of each subsequent month for the following eleven months, and (ii) 8,337 shares on the one-year anniversary of the effective date.